Inventories	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Inventories
15.	INVENTORIES
Details of inventories at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
(In thousand Euros)	2022	2021
Raw materials	47,668	5,225
Semi-finished goods	31,195	11,999
Finished goods	27,706	10,265

Total	106,569	27,489

There were no commitments for the acquisition of inventories at the end of 2022 and 2021. Advance payments for the acquisition
of inventories at December 31, 2022 were Euros 3,031 thousand (Euros 2,108 thousand at December 31, 2021).
Based on current information, the group has booked an inventory provision of Euros 1,886 thousand at December 31, 2022 to cover the impact of slow-moving and obsolete inventories (Euro
s 311
thousand at December 31, 2021). (See Note 21).